Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	48
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$4,747,915.71	0.0470743	$-	-	$4,747,915.71
Class B Notes	$24,040,000.00	1.0000000	$17,770,785.65	0.7392174	$6,269,214.35
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$94,217,915.71	0.0710902	$83,200,785.65	0.0627774	$11,017,130.06

Weighted Avg. Coupon (WAC)	3.47%		3.51%
Weighted Avg. Remaining Maturity (WARM)	16.68		16.03
Pool Receivables Balance	$115,567,764.26		$104,376,055.14
Remaining Number of Receivables	25,692		24,722

Adjusted Pool Balance	$114,248,116.08		$103,230,986.03

III. COLLECTIONS

Principal:
Principal Collections	$11,062,638.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$204,107.32
Total Principal Collections	$11,266,745.38

Interest:
Interest Collections	$326,670.76
Late Fees & Other Charges	$33,634.76
Interest on Repurchase Principal	$-
Total Interest Collections	$360,305.52

Collection Account Interest	$13,232.79
Reserve Account Interest	$4,239.39
Servicer Advances	$-

Total Collections	$11,644,523.08

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	48
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$11,644,523.08
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,644,523.08

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$96,306.47	$-	$96,306.47	$96,306.47
	Collection Account Interest					$13,232.79
	Late Fees & Other Charges					$33,634.76
Total due to Servicer						$143,174.02

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$5,776.63		$5,776.63

	Total Class A interest:		$5,776.63		$5,776.63	$5,776.63

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

	Available Funds Remaining:					$11,336,574.43

9.	Regular Principal Distribution Amount:					$11,017,130.06

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$4,747,915.71
	Class A Notes Total:		$4,747,915.71		$4,747,915.71
	Class B Notes Total:		$6,269,214.35		$6,269,214.35
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$11,017,130.06		$11,017,130.06

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					319,444.37

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,319,648.18
Beginning Period Amount	$1,319,648.18
Current Period Amortization	$174,579.06
Ending Period Required Amount	$1,145,069.11
Ending Period Amount	$1,145,069.11
Next Distribution Date Required Amount	$986,934.78

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	48
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	17.53%	19.40%	19.40%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.22%	24,283	96.79%	$101,029,338.50
30 - 60 Days	1.37%	339	2.45%	$2,562,198.36
61 - 90 Days	0.36%	89	0.68%	$704,897.81
91-120 Days	0.04%	11	0.08%	$79,620.47
121 + Days	0.00%	0	0.00%	$-
Total		24,722		$104,376,055.14

Delinquent Receivables 30+ Days Past Due
Current Period	1.78%	439	3.21%	$3,346,716.64
1st Preceding Collection Period	1.74%	448	3.17%	$3,661,888.05
2nd Preceding Collection Period	1.65%	443	2.94%	$3,787,107.98
3rd Preceding Collection Period	1.97%	545	3.52%	$4,979,658.97
Four-Month Average	1.78%		3.21%

Repossession in Current Period		22		$166,005.59
Repossession Inventory		72		$133,074.87

Current Charge-Offs
Gross Principal of Charge-Offs				$129,071.06
Recoveries				$(204,107.32)
Net Loss				$(75,036.26)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.78%

Average Pool Balance for Current Period				$109,971,909.70

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.82%
1st Preceding Collection Period				-0.21%
2nd Preceding Collection Period				0.03%
3rd Preceding Collection Period				0.05%
Four-Month Average				-0.24%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		22	3,059	$43,987,503.96
Recoveries		25	2,788	$(25,552,078.62)
Net Loss				$18,435,425.34
Cumulative Net Loss as a % of Initial Pool Balance				1.35%

Net Loss for Receivables that have experienced a Net Loss *		12	2,493	$18,589,980.89
Average Net Loss for Receivables that have experienced a Net Loss				$7,456.87

Principal Balance of Extensions				$325,423.52
Number of Extensions				42

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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